Share capital (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 shares	Dec. 31, 2025 $ / shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 € / shares
Share capital
Share capital | €	€ 118
Number of treasury shares	8,651,247
Number of shares outstanding	116,944,667
Ordinary shares
Share capital
Par value per share | (per share)			$ 0.000001	$ 11.5	€ 0.000001
Repurchase of ordinary shares	14,180,000	5,246,000
Number of shares issued and fully paid	116,944,667